Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 681	$ 839
Accounts and notes receivable, net:
Trade and other	600	620
Income tax receivable	74	68
Deferred income tax asset	27	117
Inventories	194	175
Other current assets and deferred charges	107	105
Total current assets	1,683	1,924
Investments	4,360	3,987
Property, plant, and equipment - net	18,210	15,467
Goodwill	646	649
Other intangible assets	1,644	1,704
Regulatory assets, deferred charges, and other	599	596
Total assets	27,142	24,327
Current liabilities:
Accounts payable	960	920
Accrued liabilities	797	628
Commercial paper	225	0
Long-term debt due within one year	1	1
Total current liabilities	1,983	1,549
Long-term debt	11,353	10,735
Deferred income taxes	3,529	2,841
Other noncurrent liabilities	1,356	1,775
Contingent liabilities and commitments (Note 17)
Stockholders' equity:
Common stock (960 million shares authorized at $1 par value; 718 million shares issued at December 31, 2013, and 716 million shares issued at December 31, 2012)	718	716
Capital in excess of par value	11,599	11,134
Retained deficit	(6,248)	(5,695)
Accumulated other comprehensive income (loss)	(164)	(362)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders' equity	4,864	4,752
Noncontrolling interests in consolidated subsidiaries	4,057	2,675
Total equity	8,921	7,427
Total liabilities and equity	$ 27,142	$ 24,327